COMMITMENTS AND CONTINGENCIES - Maturities of lease liabilities under operating lease (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Maturity of lease liabilities
2024	$ 85,578
2025	16,618
Total lease payments	102,196
Amount of lease payments representing interest	(2,825)
Total present value of operating lease liabilities	99,371
Operating lease liabilities
Current portion	82,831	$ 90,800
Long-term portion	$ 16,540	$ 54,718